SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Depreciation Methods	straight-line method
Finite-Lived Intangible Asset, Useful Life	4 years
Finite-Lived Intangible Assets, Amortization Method	straight-line basis
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,600,186	1,242,416	497,000
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Depreciation Methods	straight-line method
Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	16 years
Finite-Lived Intangible Asset, Useful Life	6 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years
Finite-Lived Intangible Asset, Useful Life	3 years